Basis of Presentation of the Consolidated Financial Statements - Schedule of Ownership (Detail)		12 Months Ended
	Oct. 20, 2021	Dec. 31, 2021	Dec. 31, 2020
Enel Transmisin Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		99.09%
Ownership interest		99.09%
Enel Distribucion Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		99.09%	99.09%
Ownership interest		99.09%	99.09%
Empresa Electrica de Colina Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership		100.00%	100.00%
Ownership interest		100.00%	100.00%
Enel Generacin Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		93.55%	93.55%
Ownership interest		93.55%	93.55%
Empresa Electrica Pehuenche S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership		92.65%	92.65%
Ownership interest		92.65%	92.65%
Sociedad Agricola de Cameros Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		57.50%	57.50%
Ownership interest		57.50%	57.50%
Enel X Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		100.00%	100.00%
Ownership interest		100.00%	100.00%
Enel Green Power Del Sur S p A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership		99.99%	99.99%
Ownership interest		99.99%	99.99%
Sociedad Almeyda Solar SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%
Ownership interest			100.00%
Geotermica del Norte SA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership		84.59%	84.59%
Ownership interest		84.59%	84.59%
Empresa Nacional de Geotermia SA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			51.00%
Ownership interest			51.00%
Parque Talinay Oriente S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership		60.91%	60.91%
Ownership interest		60.91%	60.91%
Empresa de Transmision Chena S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%
Ownership interest	100.00%		100.00%